UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Commodity Strategy Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 39	0.76% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 88,697,502
Total number of portfolio holdings	297
Portfolio turnover for the reporting period	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	31.4%
Energy	32.2%
Industrial Metals	15.5%
Livestock	7.7%
Precious Metals	22.0%
Asset Categories
Availability of Additional Information
For additional information
about
the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Columbia
Variable
funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Commodity Strategy Fund | Class 1

|

SSR7001_01_12_D01_(08/25)

Columbia Variable Portfolio – Commodity Strategy Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 51	1.01% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 88,697,502
Total number of portfolio holdings	297
Portfolio turnover for the reporting period	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	31.4%
Energy	32.2%
Industrial Metals	15.5%
Livestock	7.7%
Precious Metals	22.0%
Asset Categories
Availability of Additional Information
For additional
information
about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Commodity Strategy Fund | Class 2

|

SSR7001_02_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Commodity Strategy Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Commodity Strategy Fund | 2025

Consolidated Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 17.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	29,950	30,214
Series 2024-2PL Class A
10/27/2031	5.070%	228,371	229,115
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	40,392	40,818
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	83,221	83,452
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	350,000	351,864
Series 2024-X1 Class A
05/15/2029	6.270%	32,275	32,292
Series 2024-X2 Class A
12/17/2029	5.220%	323,251	323,230
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	250,000	251,994
Carmax Auto Owner Trust
Series 2022-4 Class A3
08/16/2027	5.340%	44,086	44,212
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	103,511	103,774
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	38,786	38,806
Series 2024-N3 Class A2
12/10/2027	4.840%	308,234	308,377
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	258,143	258,095
CNH Equipment Trust
Series 2024-A Class A2
07/15/2027	5.190%	110,243	110,363
Series 2024-C Class A2A
02/18/2028	4.300%	370,772	370,550
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	100,000	100,708
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	457,980	460,504
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	12,084	12,091
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	291,557	286,825
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	450,000	450,871
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	250,000	240,653
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	168,656	168,514
GLS Auto Receivables Issuer Trust(a)
Series 2024-2A Class A3
01/18/2028	5.640%	100,000	100,349
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	185,284	186,840
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	500,000	504,633
Series 2024-1A Class A1
03/15/2029	5.130%	625,000	634,104
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	135,215	135,539
Series 2025-1A Class A2
03/25/2060	5.120%	272,048	273,941
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	60,305	60,227
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	69,144	69,141
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	157,929	158,220
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	550,000	551,517
Series 2024-C Class A3
04/17/2028	4.620%	425,000	427,234
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	50,000	50,138
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	293,851	292,945
Kubota Credit Owner Trust(a)
Series 2024-2A Class A3
11/15/2028	5.260%	500,000	508,798
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	16,189	16,214
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	250,000	253,247
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	275,000	277,114
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	475,000	476,540
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	222,915	223,241
Series 2024-5 Class A
10/15/2031	6.278%	64,723	65,110
Series 2025-1 Class A2
07/15/2032	5.156%	99,991	100,216
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	216,911	219,141
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	231,785	234,564
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	99,847	100,742
Series 2024-2 Class A
08/15/2031	6.319%	178,217	179,914
Series 2024-3 Class A
10/15/2031	6.258%	241,648	243,088
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	176,504	177,692
Series 2024-2A Class A2
04/20/2027	4.740%	219,192	219,228
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	17,768	17,792
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	48,149	48,299
Series 2024-2A Class A
07/15/2031	5.880%	279,171	279,908
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	58,339	58,832
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	119,749	119,734
SBNA Auto Lease Trust(a)
Series 2024-C Class A2
11/20/2026	4.940%	305,079	305,338
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	143,241	144,000
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	372,271	373,016
Series 2025-2 Class A
06/25/2034	4.820%	100,000	100,135
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	203,899	203,890
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	62,324	62,372
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	89,792	89,956
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	900,000	907,618
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	391,807	392,326
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	317,113	318,098
Series 2025-P1 Class A1
06/15/2026	4.583%	389,594	389,817
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	238,672	237,374
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	620,000	621,902
Total Asset-Backed Securities — Non-Agency (Cost $15,671,792)			15,707,406

Commercial Mortgage-Backed Securities - Non-Agency 2.5%

CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	219,799	217,848
Series 2017-CD6 Class ASB
11/13/2050	3.332%	226,324	223,266
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	139,135	137,931
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	275,000	269,426
GS Mortgage Securities Trust
Series 2015-GC34 Class A3
10/10/2048	3.244%	67,020	66,862
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5 Class ASB
03/15/2050	3.549%	163,759	162,001
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A5
10/15/2048	3.635%	45,285	45,167
Series 2015-C27 Class A3
12/15/2047	3.473%	276,416	275,071
Series 2016-C31 Class ASB
11/15/2049	2.952%	59,484	59,138
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	566,199	559,157
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 Class A4
09/15/2058	3.664%	47,973	47,877
Series 2018-C45 Class ASB
06/15/2051	4.147%	147,576	147,066
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,187,889)			2,210,810

Corporate Bonds & Notes 25.0%

Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2027	5.000%	250,000	252,879
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
02/01/2027	2.700%	240,000	233,220
L3Harris Technologies, Inc.
12/15/2026	3.850%	225,000	223,720
Raytheon Technologies Corp.
03/15/2027	3.500%	225,000	222,334
Total			932,153
Automotive 0.3%
Toyota Motor Credit Corp.(b)
SOFR + 0.710% 05/14/2027	5.100%	235,000	235,558
Banking 6.8%
Bank of America Corp.(b)
SOFR + 1.350% 09/15/2027	5.740%	460,000	463,900
Bank of Montreal(c)
09/10/2027	4.567%	225,000	225,455
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.680% 06/09/2028	5.070%	235,000	235,145
Bank of Nova Scotia (The)(b)
SOFR + 0.780% 06/04/2027	5.170%	225,000	225,394
Canadian Imperial Bank of Commerce(c)
01/13/2028	4.862%	225,000	226,646
Citigroup, Inc.(c)
06/09/2027	1.462%	450,000	437,278
Cooperatieve Rabobank UA(b)
SOFR + 0.620% 08/28/2026	5.010%	285,000	285,768
Goldman Sachs Group, Inc. (The)(c)
04/23/2028	4.937%	400,000	403,319
HSBC Holdings PLC(c)
03/13/2028	4.041%	260,000	257,859
JPMorgan Chase & Co.(c)
04/22/2028	5.571%	450,000	459,205
Morgan Stanley(c)
07/20/2027	1.512%	425,000	412,340
PNC Financial Services Group, Inc. (The)(c)
07/23/2027	5.102%	250,000	251,882
Royal Bank of Canada(b)
SOFR + 0.790% 07/23/2027	5.180%	235,000	235,556
State Street Corp.(c)
04/24/2028	4.543%	235,000	236,734
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)(b)
SOFR + 0.620% 12/17/2026	5.010%	225,000	225,176
Truist Financial Corp.(c)
03/02/2027	1.267%	240,000	234,602
UBS Group AG(a),(c)
01/30/2027	1.364%	275,000	269,959
US Bank NA(b)
SOFR + 0.910% 05/15/2028	5.300%	250,000	250,599
Wells Fargo & Co.(c)
01/24/2028	4.900%	400,000	402,911
Westpac Banking Corp.(b)
SOFR + 0.460% 10/20/2026	4.850%	250,000	250,242
Total			5,989,970
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	225,000	229,360
Comcast Corp.
01/15/2027	2.350%	240,000	233,450
Total			462,810
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	250,000	247,593
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(b)
SOFR + 0.380% 01/07/2027	4.770%	225,000	224,866
John Deere Capital Corp.
03/06/2026	4.950%	225,000	225,994
Total			450,860
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	246,000	239,435
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	250,000	247,541
Total			486,976
Electric 2.5%
CenterPoint Energy, Inc.
06/01/2026	1.450%	235,000	228,542
Dominion Energy, Inc.
04/15/2026	1.450%	235,000	229,383
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2026	2.850%	230,000	225,897
Duke Energy Corp.
08/15/2027	3.150%	225,000	220,438
Eversource Energy
03/01/2027	2.900%	200,000	195,273
Georgia Power Co.(b)
SOFR + 0.280% 09/15/2026	4.670%	225,000	224,531
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	225,000	216,981
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	218,000	216,826
WEC Energy Group, Inc.
09/27/2025	5.000%	200,000	200,080
Xcel Energy, Inc.
12/01/2026	3.350%	225,000	221,768
Total			2,179,719
Food and Beverage 1.6%
Bacardi Ltd.(a)
07/15/2026	2.750%	102,000	99,855
05/15/2028	4.700%	100,000	100,337
Campbell Soup Co.
03/20/2026	5.300%	225,000	225,936
Diageo Capital PLC
10/05/2026	5.375%	200,000	202,506
Kraft Heinz Foods Co.
06/01/2026	3.000%	157,000	154,948
Mars, Inc.(a)
03/01/2027	4.450%	200,000	200,832
Mondelez International, Inc.
03/17/2027	2.625%	200,000	194,954
Tyson Foods, Inc.
06/02/2027	3.550%	240,000	236,739
Total			1,416,107
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	235,000	232,316
Cigna Corp.
03/01/2027	3.400%	150,000	147,869
CVS Health Corp.
03/25/2028	4.300%	240,000	238,986
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	240,000	247,302
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
03/15/2027	3.125%	235,000	230,116
Total			1,096,589
Healthcare Insurance 0.6%
Anthem, Inc.
03/15/2026	1.500%	252,000	246,539
UnitedHealth Group, Inc.(b)
SOFR + 0.500% 07/15/2026	4.890%	250,000	249,936
Total			496,475
Independent Energy 0.7%
Occidental Petroleum Corp.
08/01/2027	5.000%	230,000	232,182
Pioneer Natural Resources Co.
03/29/2026	5.100%	200,000	200,941
Woodside Finance Ltd.(a)
03/15/2028	3.700%	200,000	195,211
Total			628,334
Integrated Energy 0.3%
BP Capital Markets PLC
09/19/2027	3.279%	235,000	230,637
Life Insurance 1.1%
Corebridge Global Funding(a)
06/24/2026	5.350%	250,000	252,269
Met Tower Global Funding(a)
06/20/2026	5.400%	250,000	252,569
Pricoa Global Funding I(a)
08/28/2026	5.550%	225,000	228,304
Principal Life Global Funding II(a)
11/17/2026	1.500%	250,000	240,763
Total			973,905
Midstream 1.6%
Enbridge, Inc.
11/15/2026	5.900%	205,000	208,838
Energy Transfer Partners LP
01/15/2026	4.750%	230,000	229,978
Enterprise Products Operating LLC
01/10/2026	5.050%	225,000	225,587
Kinder Morgan, Inc.
11/15/2026	1.750%	110,000	106,358
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	225,000	225,328
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
07/01/2026	4.650%	225,000	224,531
Williams Companies, Inc. (The)
06/15/2027	3.750%	235,000	232,348
Total			1,452,968
Natural Gas 0.2%
NiSource, Inc.
08/15/2025	0.950%	225,000	223,877
Pharmaceuticals 1.3%
AbbVie, Inc.
03/15/2027	4.800%	225,000	227,230
Amgen, Inc.
02/21/2027	2.200%	150,000	145,145
AstraZeneca PLC
11/16/2025	3.375%	175,000	174,257
Bristol-Myers Squibb Co.
02/20/2026	4.950%	190,000	190,584
Gilead Sciences, Inc.
03/01/2026	3.650%	200,000	198,901
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	200,000	200,189
Total			1,136,306
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	225,000	223,260
Loews Corp.
04/01/2026	3.750%	225,000	223,778
Total			447,038
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	175,000	174,320
Norfolk Southern Corp.
06/15/2026	2.900%	150,000	147,940
Union Pacific Corp.
02/05/2027	2.150%	175,000	169,900
Total			492,160
Retailers 0.3%
Home Depot, Inc. (The)
06/25/2026	5.150%	225,000	227,057
Technology 1.3%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	240,000	235,554
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
09/01/2025	4.250%	225,000	224,731
NXP BV/Funding LLC
03/01/2026	5.350%	225,000	225,673
Oracle Corp.
07/15/2026	2.650%	225,000	220,914
Synopsys, Inc.
04/01/2027	4.550%	225,000	226,141
Total			1,133,013
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	285,000	288,159
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	235,000	231,572
T-Mobile US, Inc.
04/15/2027	3.750%	225,000	222,731
Total			454,303
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	240,000	235,223
Verizon Communications, Inc.
03/16/2027	4.125%	235,000	234,921
Total			470,144
Total Corporate Bonds & Notes (Cost $22,023,346)			22,152,711

Foreign Government Obligations(d) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	240,000	235,169
Province of Quebec
07/23/2025	0.600%	235,000	234,460
Total			469,629
Total Foreign Government Obligations (Cost $468,966)			469,629

Residential Mortgage-Backed Securities - Non-Agency 5.2%

A&D Mortgage Trust(a),(c)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	470,181	470,908
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.205%	69,883	70,192
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.528%	301,393	300,780
PRET LLC(a),(c)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	88,194	88,218
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	223,111	222,292
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	210,454	213,638
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	275,473	275,594
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	294,183	298,567
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	98,263	99,201
Pretium Mortgage Credit Partners(a),(c)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	629,562	629,597
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	108,734	108,457
PRPM LLC(a),(c)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	296,515	298,002
RCO VIII Mortgage LLC(a),(c)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	117,132	116,081
RCO X Mortgage LLC(a),(c)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	269,549	271,421
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	259,155	251,316
VCAT LLC(a),(c)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	169,400	170,415
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	703,579	709,326
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,585,439)			4,594,005

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
07/31/2025	4.160%	475,000	473,329
Total Treasury Bills (Cost $473,351)			473,329

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/04/2025	0.375%	250,000	248,240
Federal National Mortgage Association
11/07/2025	0.500%	225,000	222,005
Total U.S. Government & Agency Obligations (Cost $470,293)			470,245

Money Market Funds 35.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(f),(g)	31,474,164	31,467,869
Total Money Market Funds (Cost $31,461,820)		31,467,869
Total Investments in Securities (Cost: $77,342,896)		77,546,004
Other Assets & Liabilities, Net		11,151,498
Net Assets		88,697,502
At June 30, 2025, securities and/or cash totaling $6,239,556 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	32	07/2025	USD	2,135,680	44,763	—
Brent Crude	2	07/2025	USD	133,480	—	(10,535)
Brent Crude	18	09/2025	USD	1,174,500	—	(120,939)
Brent Crude	18	11/2025	USD	1,165,860	45,548	—
Brent Crude	17	01/2026	USD	1,099,900	27,691	—
Brent Crude	19	01/2026	USD	1,229,300	—	(20,366)
Cocoa	5	09/2025	USD	450,000	3,611	—
Cocoa	9	09/2025	USD	810,000	—	(322)
Coffee	10	09/2025	USD	1,125,375	—	(102,255)
Coffee	9	12/2025	USD	994,275	—	(147,139)
Coffee	9	03/2026	USD	975,375	—	(208,935)
Copper	2	09/2025	USD	254,125	40,827	—
Copper	17	12/2025	USD	2,187,900	227,846	—
Copper	16	03/2026	USD	2,080,600	111,779	—
Copper	1	03/2026	USD	130,038	—	(41)
Corn	30	09/2025	USD	613,875	—	(36,013)
Corn	81	12/2025	USD	1,723,275	—	(99,703)
Corn	78	03/2026	USD	1,719,900	—	(57,913)
Cotton	10	12/2025	USD	340,650	682	—
Cotton	24	03/2026	USD	833,520	2,629	—
Cotton	7	03/2026	USD	243,110	—	(1,887)
Feeder Cattle	3	08/2025	USD	466,013	4,854	—
Gas Oil	26	09/2025	USD	1,697,800	30,977	—
Gas Oil	5	11/2025	USD	319,875	813	—
Gas Oil	2	11/2025	USD	127,950	—	(163)
Gas Oil	14	01/2026	USD	878,150	49,658	—
Gas Oil	7	03/2026	USD	436,100	2,191	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gold 100 oz.	7	08/2025	USD	2,315,390	436,733	—
Gold 100 oz.	19	12/2025	USD	6,389,510	874,750	—
Gold 100 oz.	19	02/2026	USD	6,440,050	—	(64,123)
Hard Red Winter Wheat	12	09/2025	USD	316,050	—	(26,462)
Hard Red Winter Wheat	21	12/2025	USD	577,500	—	(62,278)
Hard Red Winter Wheat	21	03/2026	USD	600,075	—	(10,208)
Lead	10	09/2025	USD	511,343	13,235	—
Lead	3	11/2025	USD	154,355	1,721	—
Lead	6	01/2026	USD	310,889	17,008	—
Lead	3	03/2026	USD	156,157	3,923	—
Lean Hogs	21	08/2025	USD	903,000	—	(23,957)
Lean Hogs	10	10/2025	USD	369,600	36,082	—
Lean Hogs	1	10/2025	USD	36,960	—	(1,519)
Lean Hogs	12	12/2025	USD	402,120	67,725	—
Lean Hogs	14	02/2026	USD	479,220	18,816	—
Lean Hogs	10	02/2026	USD	342,300	—	(1,532)
Live Cattle	13	08/2025	USD	1,112,150	114,674	—
Live Cattle	8	10/2025	USD	672,560	63,873	—
Live Cattle	8	12/2025	USD	674,080	58,718	—
Live Cattle	14	02/2026	USD	1,180,200	1,886	—
Live Cattle	2	02/2026	USD	168,600	—	(1,298)
Natural Gas	47	08/2025	USD	1,640,300	74,721	—
Natural Gas	3	08/2025	USD	104,700	—	(3,070)
Natural Gas	40	10/2025	USD	1,594,000	—	(74,923)
Natural Gas	66	12/2025	USD	3,202,320	—	(90,473)
Natural Gas	39	02/2026	USD	1,596,270	—	(59,220)
Nickel	1	09/2025	USD	91,175	735	—
Nickel	4	11/2025	USD	367,892	—	(14,501)
Nickel	9	01/2026	USD	834,615	5,187	—
Nickel	4	03/2026	USD	373,724	—	(4,440)
NY Harbor ULSD Heat Oil	7	08/2025	USD	662,029	14,637	—
NY Harbor ULSD Heat Oil	4	10/2025	USD	372,893	11,423	—
NY Harbor ULSD Heat Oil	8	12/2025	USD	735,168	35,487	—
NY Harbor ULSD Heat Oil	4	02/2026	USD	363,468	8,202	—
Primary Aluminum	6	09/2025	USD	390,009	18,884	—
Primary Aluminum	11	11/2025	USD	715,833	—	(13,578)
Primary Aluminum	22	01/2026	USD	1,434,670	94,572	—
Primary Aluminum	11	03/2026	USD	718,847	23,723	—
RBOB Gasoline	13	08/2025	USD	1,115,041	1,968	—
RBOB Gasoline	4	10/2025	USD	309,658	2,125	—
RBOB Gasoline	1	10/2025	USD	77,414	—	(598)
RBOB Gasoline	10	12/2025	USD	756,672	32,285	—
RBOB Gasoline	5	02/2026	USD	383,586	—	(2,915)
Silver	4	09/2025	USD	723,440	89,485	—
Silver	10	12/2025	USD	1,830,700	194,550	—
Silver	5	03/2026	USD	925,525	77,079	—
Silver	5	03/2026	USD	925,525	—	(14,489)
Soybean	20	11/2025	USD	1,027,000	11,869	—
Soybean	20	01/2026	USD	1,042,250	36,002	—
Soybean	33	01/2026	USD	1,719,713	—	(22,071)
Soybean	26	03/2026	USD	1,371,175	—	(9,306)
Soybean Meal	42	12/2025	USD	1,215,060	—	(83,924)
Soybean Meal	52	01/2026	USD	1,522,560	—	(57,779)
Soybean Meal	25	03/2026	USD	746,250	—	(30,186)
Soybean Oil	16	12/2025	USD	506,400	97,091	—
Soybean Oil	61	01/2026	USD	1,936,140	156,794	—
Soybean Oil	31	03/2026	USD	982,266	56,893	—
Sugar #11	29	09/2025	USD	526,176	—	(21,104)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Sugar #11	91	02/2026	USD	1,726,525	—	(118,957)
Wheat	11	09/2025	USD	296,038	—	(15,472)
Wheat	34	12/2025	USD	952,000	—	(63,687)
Wheat	15	03/2026	USD	434,438	783	—
Wheat	18	03/2026	USD	521,325	—	(12,378)
WTI Crude	17	08/2025	USD	1,085,450	11,797	—
WTI Crude	17	10/2025	USD	1,055,020	—	(28,013)
WTI Crude	33	12/2025	USD	2,027,520	83,595	—
WTI Crude	17	02/2026	USD	1,042,270	—	(16,367)
Zinc	23	09/2025	USD	1,582,791	171	—
Zinc	5	11/2025	USD	345,260	—	(14,129)
Zinc	11	01/2026	USD	761,497	30,276	—
Zinc	5	03/2026	USD	346,948	10,685	—
Total					3,484,032	(1,769,168)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(57)	09/2025	USD	(11,857,336)	—	(50,007)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $18,059,085, which represents 20.36% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(g)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	30,644,302	37,681,647	(36,859,305)	1,225	31,467,869	(766)	672,722	31,474,164
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	15,707,406	—	15,707,406
Commercial Mortgage-Backed Securities - Non-Agency	—	2,210,810	—	2,210,810
Corporate Bonds & Notes	—	22,152,711	—	22,152,711
Foreign Government Obligations	—	469,629	—	469,629
Residential Mortgage-Backed Securities - Non-Agency	—	4,594,005	—	4,594,005
Treasury Bills	—	473,329	—	473,329
U.S. Government & Agency Obligations	—	470,245	—	470,245
Money Market Funds	31,467,869	—	—	31,467,869
Total Investments in Securities	31,467,869	46,078,135	—	77,546,004
Investments in Derivatives
Asset
Futures Contracts	3,484,032	—	—	3,484,032
Liability
Futures Contracts	(1,819,175)	—	—	(1,819,175)
Total	33,132,726	46,078,135	—	79,210,861
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $45,881,076)	$46,078,135
Affiliated issuers (cost $31,461,820)	31,467,869
Cash	5,260,862
Margin deposits on:
Futures contracts	6,239,556
Receivable for:
Investments sold	76,720
Capital shares sold	94,082
Dividends	114,776
Interest	246,924
Foreign tax reclaims	551
Variation margin for futures contracts	174,202
Expense reimbursement due from Investment Manager	490
Prepaid expenses	1,655
Total assets	89,755,822
Liabilities
Payable for:
Investments purchased	98,743
Capital shares redeemed	77,990
Variation margin for futures contracts	780,994
Management services fees	4,621
Distribution and/or service fees	657
Service fees	2,786
Compensation of chief compliance officer	10
Compensation of board members	1,416
Other expenses	30,822
Deferred compensation of board members	60,281
Total liabilities	1,058,320
Net assets applicable to outstanding capital stock	$88,697,502
Represented by
Paid in capital	233,031,510
Total distributable earnings (loss)	(144,334,008)
Total - representing net assets applicable to outstanding capital stock	$88,697,502
Class 1
Net assets	$56,913,636
Shares outstanding	13,940,022
Net asset value per share	$4.08
Class 2
Net assets	$31,783,866
Shares outstanding	7,968,344
Net asset value per share	$3.99
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$672,722
Interest	1,381,867
Interfund lending	1,516
Total income	2,056,105
Expenses:
Management services fees	282,986
Distribution and/or service fees
Class 2	39,176
Service fees	21,779
Custodian fees	10,601
Printing and postage fees	5,381
Accounting services fees	21,203
Legal fees	7,683
Compensation of chief compliance officer	7
Compensation of board members	6,526
Deferred compensation of board members	(344)
Other	6,720
Total expenses	401,718
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(22,649)
Total net expenses	379,069
Net investment income	1,677,036
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	60,392
Investments — affiliated issuers	(766)
Futures contracts	3,038,151
Net realized gain	3,097,777
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(45,375)
Investments — affiliated issuers	1,225
Futures contracts	25,826
Net change in unrealized appreciation (depreciation)	(18,324)
Net realized and unrealized gain	3,079,453
Net increase in net assets resulting from operations	$4,756,489
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$1,677,036	$4,367,043
Net realized gain	3,097,777	733,021
Net change in unrealized appreciation (depreciation)	(18,324)	2,377,188
Net increase in net assets resulting from operations	4,756,489	7,477,252
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(2,795,388)
Class 2	—	(1,071,019)
Total distributions to shareholders	—	(3,866,407)
Decrease in net assets from capital stock activity	(7,958,906)	(16,335,660)
Total decrease in net assets	(3,202,417)	(12,724,815)
Net assets at beginning of period	91,899,919	104,624,734
Net assets at end of period	$88,697,502	$91,899,919

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	203,179	829,355	655,502	2,494,343
Distributions reinvested	—	—	759,616	2,795,388
Shares redeemed	(2,176,313)	(8,917,068)	(4,949,196)	(19,108,047)
Net decrease	(1,973,134)	(8,087,713)	(3,534,078)	(13,818,316)
Class 2
Shares sold	828,313	3,366,122	818,916	3,092,693
Distributions reinvested	—	—	297,505	1,071,019
Shares redeemed	(810,580)	(3,237,315)	(1,766,515)	(6,681,056)
Net increase (decrease)	17,733	128,807	(650,094)	(2,517,344)
Total net decrease	(1,955,401)	(7,958,906)	(4,184,172)	(16,335,660)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$3.88	0.08	0.12	—	0.20	—	—
Year Ended 12/31/2024	$3.76	0.16	0.10	—	0.26	(0.14)	(0.14)
Year Ended 12/31/2023	$5.11	0.15	(0.44)	0.00 (c)	(0.29)	(1.06)	(1.06)
Year Ended 12/31/2022	$5.73	0.04	1.10	—	1.14	(1.76)	(1.76)
Year Ended 12/31/2021	$4.33	(0.03)	1.44	—	1.41	(0.01)	(0.01)
Year Ended 12/31/2020	$5.55	0.01	(0.22)	—	(0.21)	(1.01)	(1.01)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$3.79	0.07	0.13	—	0.20	—	—
Year Ended 12/31/2024	$3.67	0.15	0.10	—	0.25	(0.13)	(0.13)
Year Ended 12/31/2023	$5.01	0.14	(0.44)	0.00 (c)	(0.30)	(1.04)	(1.04)
Year Ended 12/31/2022	$5.65	0.03	1.08	—	1.11	(1.75)	(1.75)
Year Ended 12/31/2021	$4.28	(0.04)	1.41	—	1.37	—	—
Year Ended 12/31/2020	$5.50	(0.02)	(0.20)	—	(0.22)	(1.00)	(1.00)

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2022	12/31/2021
Class 1	0.01%	0.01%
Class 2	less than 0.01%	0.01%
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$4.08	5.15%	0.81%	0.76%	3.82%	52%	$56,914
Year Ended 12/31/2024	$3.88	7.24%	0.81%	0.76%	4.15%	115%	$61,730
Year Ended 12/31/2023	$3.76	(6.82% )(d)	0.78%	0.75%	3.47%	111%	$73,029
Year Ended 12/31/2022	$5.11	19.09%	0.75% (e)	0.74% (e)	0.58%	93%	$87,123
Year Ended 12/31/2021	$5.73	32.63%	0.76% (e)	0.76% (e)	(0.56% )	101%	$102,522
Year Ended 12/31/2020	$4.33	(1.29% )	0.70%	0.70%	0.23%	0%	$103,243
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$3.99	5.28%	1.06%	1.01%	3.57%	52%	$31,784
Year Ended 12/31/2024	$3.79	7.09%	1.06%	1.01%	3.89%	115%	$30,169
Year Ended 12/31/2023	$3.67	(7.14% )(d)	1.03%	1.00%	3.17%	111%	$31,596
Year Ended 12/31/2022	$5.01	18.70%	1.01% (e)	0.99% (e)	0.48%	93%	$50,602
Year Ended 12/31/2021	$5.65	32.01%	1.01% (e)	1.01% (e)	(0.80% )	101%	$28,996
Year Ended 12/31/2020	$4.28	(1.55% )	0.98%	0.98%	(0.39% )	0%	$15,862
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2025, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	12.19%
Net assets	$10,816,168
Net investment income (loss)	77,373
Net realized gain (loss)	3,068,485
Net change in unrealized appreciation (depreciation)	79,371
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to the commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,484,032 *

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	50,007 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,769,168 *
Total		1,819,175

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	3,068,485
Interest rate risk	(30,334)
Total	3,038,151

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	79,371
Interest rate risk	(53,545)
Total	25,826
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	99,967,174
Futures contracts — short	11,357,161
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.75	0.76
Class 2	1.00	1.01
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
77,343,000	3,704,000	(1,836,000)	1,868,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(162,787)	(162,787)
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,710,591 and $28,875,119, respectively, for the six months ended June 30, 2025, of which $787,605 and $824,201, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,255,556	4.83	9
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 9. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments (and therefore the Fund) to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
holdings to meet the redemptions, or 1% if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Sector risk
At times, the Fund may have a significant portion of its assets exposed to one or more economic sectors. The Fund’s exposures to these sectors may be affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in these economic sectors.
Agricultural Sector. The Fund is vulnerable to the particular risks that may affect the agricultural sector. The agricultural (e.g., grain) sector may be adversely affected by changes or trends in commodity prices and labor costs, which may be influenced by unpredictable factors. The agricultural sector is subject to government subsidy policies and environmental, health and safety laws and regulations and changes to these policies, laws and regulations may have a material adverse effect on this sector. Adverse weather conditions and various geopolitical events also may adversely affect this sector.
Energy Sector. The Fund is vulnerable to the particular risks that may affect the energy sector. The energy sector is subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of commodities in the energy sector may be affected by factors including, among others, fluctuations in energy prices, energy fuel supply and demand factors, energy conservation, the success of exploration projects, local and international policies, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as government instability or military confrontations and actions) can affect the value of commodities in the energy sector. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The energy sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Notes to Consolidated Financial Statements (continued)
June 30, 2025 (Unaudited)
Precious Metals Sector. The Fund is vulnerable to the particular risks that may affect the precious metals sector. The precious metals sector is subject to certain risks, including that process of precious metals are significantly affected by exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of the precious metals sector. Performance of the precious metals sector may be affected by factors including, among others, economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The precious metals sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s exposure to, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 81.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – Commodity Strategy Fund  | 2025

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Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7001_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025